Share Capital (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Share Capital

		in millions of Euros
	Number of
	shares	Share capital	Share premium
At January 1, 2019	135,999,394	3	420
New shares issued (A)	817,627	—	—

At June 30, 2019	136,817,021	3	420

(A)	Constellium SE issued and granted Class A ordinary shares to certain employees related to share-based compensation plans.